Consolidated Statements of Changes in Shareholders' Equity	Capital Stock USD ($) shares	Contributed surplus USD ($)	Deficit USD ($)	Accumulated other comprehensive income (loss) USD ($)	USD ($) Option
Balance as at beginning of period at Dec. 31, 2018	$ 18,662,252	$ 3,595,587	$ (19,670,687)	$ 127,753	$ 2,714,905
Balance as at beginning of period (in shares) at Dec. 31, 2018 | shares	8,729,318
Comprehensive loss for the year			(4,524,198)	(262,811)	(4,787,009)
Shares issued due to exercise of stock options (note 11)	$ 85,979	(26,348)			$ 59,631
Shares issued due to exercise of stock options (note 11) (in shares)	67,860				67,860
Shares issued due to exercise of warrants (note 10)	$ 2,196,277				$ 2,196,277
Shares issued due to exercise of warrants (in shares) (note 10) | shares	1,362,506
Shares issued upon settlement of payables (note 23)	$ 1,003,652	762,575			1,766,227
Shares issued upon settlement of payables (in Shares) | shares	659,600
Shares issued - DSU (note 10)	$ 39,777	(39,221)			556
Shares issued - DSU (in shares) | shares	33,333
Options forfeited		(39,652)			(39,652)
Stock-based compensation (note 12)		299,587			299,587
Balance as at ending of period at Dec. 31, 2019	$ 21,987,937	4,552,528	(24,194,885)	(135,058)	2,210,522
Balance as at ending of period (in shares) at Dec. 31, 2019 | shares	10,852,617
Comprehensive loss for the year			(11,145,306)	56,152	(11,089,154)
Issuance of common shares in private placement, net of issuance costs (note 10,11)	$ 13,747,345				13,747,345
Shares issued due to exercise of stock options (note 11)	$ 129,982	(46,416)			$ 83,566
Shares issued due to exercise of stock options (note 11) (in shares)	92,500				92,500
Shares issued due to exercise of warrants and warrant repricing (note 10,11)	$ 1,940,925	3,324			$ 1,944,249
Shares issued due to exercise of warrants and warrant repricing (note 10,11) (in shares) | shares	1,154,759
Shares issued due to convertible note (note 9)	$ 12,428,362				12,428,362
Shares issued due to convertible note (note 9) (in shares) | shares	6,785,651
Stock-based compensation (note 12)		461,509			461,509
Balance as at ending of period at Dec. 31, 2020	$ 50,234,551	4,970,945	(35,340,191)	(78,906)	19,786,399
Balance as at ending of period (in shares) at Dec. 31, 2020 | shares	23,591,427
Issuance of common shares in private placement, net of issuance costs (note 10,11) (in shares) | shares	4,705,900
Comprehensive loss for the year			(19,678,749)	153,432	(19,525,317)
Issuance of common shares in private placement, net of issuance costs (note 10,11)	$ 13,485,003				13,485,003
Shares issued due to exercise of stock options (note 11)	$ 393,313	(147,153)			$ 246,160
Shares issued due to exercise of stock options (note 11) (in shares)	203,333				203,333
Shares issued due to exercise of warrants and warrant repricing (note 10,11)	$ 2,746,706	(654,430)			$ 2,092,276
Shares issued due to exercise of warrants and warrant repricing (note 10,11) (in shares) | shares	1,123,878
Shares issued due to exercise of restricted shares units (note 11)	$ 5,332,191	(6,006,736)			(674,545)
Shares issued due to exercise of restricted shares units (note 11) (in shares)	727,785
Stock-based compensation (note 12)		6,679,582			6,679,582
Balance as at ending of period at Dec. 31, 2021	$ 72,191,764	$ 4,842,208	$ (55,018,940)	$ 74,526	$ 22,089,558
Balance as at ending of period (in shares) at Dec. 31, 2021 | shares	29,881,717
Issuance of common shares in private placement, net of issuance costs (note 10,11) (in shares) | shares	4,235,294